INVESTMENTS IN ASSOCIATES, JOINT VENTURES AND OTHER INVESTMENTS (Details) $ in Millions		6 Months Ended	12 Months Ended
	Mar. 12, 2024 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 12, 2024 € / shares shares
Disclosure of associates [line items]
Investments in associates and joint ventures (note 4)		$ 10,168	$ 10,078
Acciaierie d'Italia Holding
Disclosure of associates [line items]
Investments in associates and joint ventures (note 4)			0
Impairment			$ 1,405
Forward sale of contracts
Disclosure of associates [line items]
Derivative financial assets, fair value		$ 8
Vallourec
Disclosure of associates [line items]
Shares acquired in associate held by entity (in shares) | shares				65,243,206
Percentage of voting equity interests acquired				28.40%
Par value per share (in EUR per share) | € / shares				€ 14.64
Purchase of interests in associates	$ 955
Ereĝli Demir ve Çelik Fabrikalari T.A.S. (“Erdemir”)
Disclosure of associates [line items]
Proportion of ownership interest in investment sold		4.23%
Proceeds from sales of investments		$ 227
Revaluation surplus		$ 75